Leases - Disclosure of Reconciliation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	€ 30,530	€ 40,409	€ 45,078
Depreciation of property, plant and equipment	(16,737)	(19,425)	(21,651)
Right-of-use assets, end of period	20,938	30,530	40,409
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
New contracts	2,523	2,192	12,111
Modifications	1,017	2,350	73
Depreciation of property, plant and equipment	(12,975)	(14,649)	(16,349)
Exchange differences	€ (157)	€ 228	€ (504)